UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          August 5, 2009

-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 90 data records

Form 13F Information Table Value Total:   73390(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- ------ --------
3M Co.                         COM              88579y101     1484         24678 SH       Sole                      900   23778
AT&T Corp.                     COM              00206r102      671         26979 SH       Sole                     1000   25979
Abbott Laboratories            COM              002824100     1370         29120 SH       Sole                      100   29020
Alcon, Inc                     COM              H01301102      231          1985 SH       Sole                             1985
Alliant Energy Corp.           COM              018802108      608         23256 SH       Sole                            23256
Altria Group Inc.              COM              02209s103      426         25950 SH       Sole                            25950
Anadarko Petroleum Corporation COM              032511107     2030         44707 SH       Sole                     1700   43007
Annaly Mortgage Mgmt. Inc.     COM              035710409      543         35800 SH       Sole                     3000   32800
Apache                         COM              037411105     1246         17258 SH       Sole                      200   17058
Apple Computer                 COM              037833100     1656         11626 SH       Sole                      350   11276
Associated Banc-Corp           COM              045487105      298         23825 SH       Sole                            23825
BHP Billiton Ltd.              COM              088606108      512          9350 SH       Sole                     1500    7850
BP PLC                         COM              055622104      377          7889 SH       Sole                             7889
BYD Co. Ltd                    COM              Y1023R104       96         24000 SH       Sole                            24000
Baxter International           COM              071813109      913         17231 SH       Sole                     1400   15831
Becton Dickinson & Co.         COM              075887109     1092         15300 SH       Sole                            15300
Berkley W R Corp.              COM              084423102      370         17200 SH       Sole                      500   16700
Berkshire Hathaway Cl. B       COM              084670207      667           230 SH       Sole                       15     215
Bristol-Myers Squibb Co.       COM              110122108      294         14450 SH       Sole                            14450
Bucyrus International, Inc.    COM              118759109      496         17340 SH       Sole                            17340
Celgene Corporation            COM              151020104      793         16570 SH       Sole                     1300   15270
Central GoldTrust              COM              153546106     1741         47510 SH       Sole                     2100   45410
Chevron Corp.                  COM              166764100      783         11814 SH       Sole                            11814
Church & Dwight Co.            COM              171340102      270          4970 SH       Sole                             4970
Cisco Systems Inc.             COM              17275R102      572         30635 SH       Sole                     1200   29435
Clarcor Inc                    COM              179895107      295         10100 SH       Sole                            10100
Clarient, Inc.                 COM              180489106     1181        317400 SH       Sole                           317400
Coca-Cola Co.                  COM              191216100      378          7860 SH       Sole                      400    7460
Colgate Palmolive Co.          COM              194162103     2466         34860 SH       Sole                     1400   33460
Collection House               COM              Q2621Z109       40        100000 SH       Sole                           100000
ConocoPhillips                 COM              20825c104     1075         25540 SH       Sole                            25540
Covance Inc.                   COM              222816100     1370         27845 SH       Sole                       50   27795
DNP Select Income Fund         COM              23325p104      241         30100 SH       Sole                     6000   24100
Diageo                         COM              25243q205      653         11400 SH       Sole                            11400
E. I. du Pont de Nemours       COM              263534109     1143         44610 SH       Sole                     1400   43210
EMC Corp.                      COM              268648102      672         51255 SH       Sole                     1500   49755
Eldorado Gold Corp.            COM              284902103      144         16000 SH       Sole                            16000
Exelon Corp                    COM              30161n101      303          5900 SH       Sole                      400    5500
Exxon Mobil                    COM              30231G102     3075         43984 SH       Sole                      900   43084
FLIR Systems, Inc              COM              302445101      245         10850 SH       Sole                      475   10375
Fastenal                       COM              311900104      256          7700 SH       Sole                             7700
Fiserv Inc.                    COM              337738108      654         14302 SH       Sole                     1600   12702
Freeport McMoran CP & GLD Cl B COM              35671D857      589         11737 SH       Sole                            11737
General Dynamics               COM              369550108     1552         28010 SH       Sole                      250   27760
General Electric Co.           COM              369604103      809         68960 SH       Sole                            68960
Gilead Sciences Inc.           COM              375558103      332          7075 SH       Sole                             7075
Goldman Sachs Group Inc.       COM              38141g104      362          2450 SH       Sole                             2450
Halliburton Co.                COM              406216101      468         22570 SH       Sole                      100   22470
Harris Cp                      COM              413875105      692         24385 SH       Sole                     1750   22635
IBM Corp.                      COM              459200101     1551         14844 SH       Sole                            14844
Intel Corp.                    COM              458140100     1752        105804 SH       Sole                     4800  101004
Johnson & Johnson              COM              478160104     2609         45923 SH       Sole                     1550   44373
Johnson Controls               COM              478366107      299         13764 SH       Sole                            13764
Kohls Corp.                    COM              500255104      306          7149 SH       Sole                             7149
L3 Communications Holdings     COM              502424104     1261         18172 SH       Sole                      950   17222
LKQ Corporation                COM              501889208      189         11480 SH       Sole                            11480
Lehman Trikes Inc.             COM              525216107        4         35000 SH       Sole                            35000
Lilly, Eli & Co.               COM              532457108     2374         68527 SH       Sole                     2600   65927
Market Vectors ETF Trust Gold  COM              57060u100      810         21420 SH       Sole                      600   20820
Marshall & Ilsley Corp.        COM              571837103      414         86143 SH       Sole                            86143
McDonalds Corp.                COM              580135101      499          8675 SH       Sole                             8675
Microsoft Corp.                COM              594918104      331         13900 SH       Sole                            13900
Monsanto                       COM              61166w101     1555         20910 SH       Sole                            20910
Nestle S A Reg B ADR           COM              641069406     1047         27820 SH       Sole                            27820
Newmont Mining                 COM              651639106     1135         27750 SH       Sole                            27750
NovaGold Resources Inc.        COM              66987e206       86         20000 SH       Sole                            20000
Occidental Petroleum Corp.     COM              674599105     1019         15475 SH       Sole                     1300   14175
Oracle Systems Corp.           COM              68389X105      367         17098 SH       Sole                      200   16898
Penn West Energy Trust         COM              707885109      519         40700 SH       Sole                            40700
Pepsico, Inc.                  COM              713448108     2539         46180 SH       Sole                     1800   44380
Pfizer, Inc.                   COM              717081103      446         29700 SH       Sole                            29700
Philip Morris International    COM              718172109      476         10909 SH       Sole                            10909
ProShares UltraShort Lehman 20 COM              74347R297      568         11150 SH       Sole                            11150
Procter & Gamble Co.           COM              742718109     2703         52890 SH       Sole                     1589   51301
Quest Diagnostics Inc.         COM              74834l100      940         16643 SH       Sole                     1600   15043
Republic Services, Inc.        COM              760759100      957         39175 SH       Sole                     3150   36025
Schlumberger Ltd.              COM              806857108     1401         25880 SH       Sole                            25880
Select Comfort Corp.           COM              81616x103        9         10000 SH       Sole                            10000
Southern Copper                COM              84265v105      335         16350 SH       Sole                            16350
Stericycle Inc                 COM              858912108      805         15605 SH       Sole                            15605
Target Corporation             COM              87612E106      209          5290 SH       Sole                             5290
Thermo Fisher Scientific       COM              883556102      434         10625 SH       Sole                     1800    8825
Transglobe Energy Corp.        COM              893662106       31         11500 SH       Sole                            11500
US Bancorp                     COM              902973304      629         35062 SH       Sole                            35062
United Technologies Corp.      COM              913017109      534         10265 SH       Sole                     1500    8765
Varian Medical Sys Inc.        COM              92220P105      246          6975 SH       Sole                      700    6275
Verizon Communications         COM              92343V104     1038         33760 SH       Sole                     1400   32360
Walgreen Co.                   COM              931422109     1110         37745 SH       Sole                     2343   35402
Wyeth                          COM              983024100      323          7098 SH       Sole                             7098
XTO Energy Inc.                COM              98385x106     1044         27365 SH       Sole                      125   27240